FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) - CAD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	$ 4,196.3	$ 3,282.1
Non-derivative financial liabilities, undiscounted cash flows	5,426.7	4,576.8
Derivative financial instruments, carrying amount	94.6	(12.6)
Derivative financial instruments, undiscounted cash flows	88.9	(14.2)
Non-derivative financial liabilities and derivative financial instruments, carrying amount	4,290.9	3,269.5
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	5,515.6	4,562.6
No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,006.3	1,130.9
Derivative financial instruments, undiscounted cash flows	92.8	(1.7)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,099.1	1,129.2
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	604.9	271.0
Derivative financial instruments, undiscounted cash flows	2.2	(5.0)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	607.1	266.0
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	596.0	244.5
Derivative financial instruments, undiscounted cash flows	(0.9)	(1.7)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	595.1	242.8
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	415.5	271.0
Derivative financial instruments, undiscounted cash flows	(2.3)	(1.2)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	413.2	269.8
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	372.5	261.2
Derivative financial instruments, undiscounted cash flows	(1.9)	(1.9)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	370.6	259.3
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,431.5	2,398.2
Derivative financial instruments, undiscounted cash flows	(1.0)	(2.7)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	2,430.5	2,395.5
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	709.1	770.8
Non-derivative financial liabilities, undiscounted cash flows	709.1	770.8
Accounts payable and accrued liabilities | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	709.1	770.8
Accounts payable and accrued liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	3,305.2	2,335.4
Non-derivative financial liabilities, undiscounted cash flows	4,319.8	3,393.0
Long-term debt | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	296.5	359.8
Long-term debt | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	555.1	251.7
Long-term debt | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	564.8	200.3
Long-term debt | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	383.4	239.4
Long-term debt | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	340.1	228.6
Long-term debt | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,179.9	2,113.2
Other non-current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	182.0	175.9
Non-derivative financial liabilities, undiscounted cash flows	397.8	413.0
Other non-current liabilities | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.7	0.3
Other non-current liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	49.8	19.3
Other non-current liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	31.2	44.2
Other non-current liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	32.1	31.6
Other non-current liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	32.4	32.6
Other non-current liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	251.6	285.0
Forward foreign currency contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	38.8	9.0
Forward foreign currency contracts, outflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1,862.5	1,708.0
Forward foreign currency contracts, outflow | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1,636.1	1,448.0
Forward foreign currency contracts, outflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	171.0	186.4
Forward foreign currency contracts, outflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	42.4	55.0
Forward foreign currency contracts, outflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	9.2	16.3
Forward foreign currency contracts, outflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	3.8	1.0
Forward foreign currency contracts, outflow | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	1.3
Forward foreign currency contracts, inflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1,822.8)	(1,699.0)
Forward foreign currency contracts, inflow | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1,606.6)	(1,437.1)
Forward foreign currency contracts, inflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(164.8)	(189.4)
Forward foreign currency contracts, inflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(39.4)	(54.7)
Forward foreign currency contracts, inflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(8.5)	(15.5)
Forward foreign currency contracts, inflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(3.5)	(1.0)
Forward foreign currency contracts, inflow | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	(1.3)
Swap derivatives
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	0.3	(11.1)
Derivative financial instruments, undiscounted cash flows	(6.3)	(12.7)
Swap derivatives | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	7.8	(2.1)
Swap derivatives | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(4.0)	(2.0)
Swap derivatives | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(3.9)	(2.0)
Swap derivatives | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(3.0)	(2.0)
Swap derivatives | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2.2)	(1.9)
Swap derivatives | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.0)	(2.7)
Embedded foreign currency derivatives
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount		(0.1)
Derivative financial instruments, undiscounted cash flows		(0.1)
Embedded foreign currency derivatives | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows		(0.1)
Embedded foreign currency derivatives | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows		0.0
Embedded foreign currency derivatives | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows		0.0
Embedded foreign currency derivatives | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows		0.0
Embedded foreign currency derivatives | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows		0.0
Embedded foreign currency derivatives | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows		0.0
Equity swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	55.5	(10.4)
Derivative financial instruments, undiscounted cash flows	55.5	(10.4)
Equity swap agreements | No later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	55.5	(10.4)
Equity swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	$ 0.0	$ 0.0